Financial Instruments - Classification by nature, category and fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial assets	€ 39,659	€ 5,306
Financial liabilities	4,736	875
Financial Assets (Liabilities)	(9,950,142)	(7,672,945)
Measured at fair value
Financial instruments
Financial assets	287,275	223,777
Financial liabilities		(875)
Financial liabilities, at fair value	(4,736)
Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	11,540	2,038
Financial assets, at fair value	11,540	2,038
Measured at fair value | Trade receivables
Financial instruments
Financial assets	236,076	216,433
Financial assets, at fair value	236,076	216,433
Measured at fair value | Derivatives Instrument
Financial instruments
Financial assets	39,659	5,306
Financial assets, at fair value	39,659	5,306
Financial liabilities	(4,736)	(875)
Financial liabilities, at fair value	(4,736)	(875)
Measured at fair value | Level 1 | Non-current financial asset
Financial instruments
Financial assets, at fair value	7	7
Measured at fair value | Level 2 | Trade receivables
Financial instruments
Financial assets, at fair value	236,076	216,433
Measured at fair value | Level 2 | Derivatives Instrument
Financial instruments
Financial assets, at fair value	39,659	5,306
Financial liabilities, at fair value	(4,736)	(875)
Measured at fair value | Level 3 | Non-current financial asset
Financial instruments
Financial assets, at fair value	11,533	2,031
Not measured at fair value
Financial instruments
Financial assets	1,606,981	3,310,950
Financial liabilities	(11,839,662)	(11,206,797)
Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities		(4,626,919)
Financial liabilities, at fair value		(4,697,328)
Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(4,572,720)
Financial liabilities, at fair value	(4,122,656)
Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(118,940)	(116,610)
Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,227,926)	(3,061,078)
Financial liabilities, at fair value	(3,286,662)	(3,262,901)
Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(813,595)	(645,975)
Not measured at fair value | Lease liabilities.
Financial instruments
Financial liabilities	(1,016,944)	(873,724)
Not measured at fair value | Other Financial Liabilities [Member]
Financial instruments
Financial liabilities	(1,001,387)	(882,060)
Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(15)	(333)
Not measured at fair value | Trade payables.
Financial instruments
Financial liabilities	(846,648)	(780,826)
Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(241,487)	(219,272)
Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	582,175	358,161
Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	31,034	2,026,469
Not measured at fair value | Trade and other receivables including advances [Member]
Financial instruments
Financial assets	445,793	270,827
Not measured at fair value | Cash Cash Equivalents [Member]
Financial instruments
Financial assets	547,979	655,493
Not measured at fair value | Level 1 | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities, at fair value		(4,697,328)
Not measured at fair value | Level 1 | Senior Unsecured Notes
Financial instruments
Financial liabilities, at fair value	(4,122,656)
Not measured at fair value | Level 2 | Senior Secured debt
Financial instruments
Financial liabilities, at fair value	(3,286,662)	(3,262,901)
Amortised cost.
Financial instruments
Financial Assets (Liabilities)	(11,598,160)	(10,987,192)
Amortised cost. | Not measured at fair value
Financial instruments
Financial liabilities	(11,598,160)	(10,987,192)
Amortised cost. | Not measured at fair value | Senior Unsecured and Secured Notes
Financial instruments
Financial liabilities		(4,626,919)
Amortised cost. | Not measured at fair value | Senior Unsecured Notes
Financial instruments
Financial liabilities	(4,572,720)
Amortised cost. | Not measured at fair value | Promissory Notes
Financial instruments
Financial liabilities	(118,940)	(116,610)
Amortised cost. | Not measured at fair value | Senior Secured debt
Financial instruments
Financial liabilities	(3,227,926)	(3,061,078)
Amortised cost. | Not measured at fair value | Other bank loans
Financial instruments
Financial liabilities	(813,595)	(645,975)
Amortised cost. | Not measured at fair value | Lease liabilities.
Financial instruments
Financial liabilities	(1,016,944)	(873,724)
Amortised cost. | Not measured at fair value | Other Financial Liabilities [Member]
Financial instruments
Financial liabilities	(1,001,387)	(882,060)
Amortised cost. | Not measured at fair value | Trade payables.
Financial instruments
Financial liabilities	(846,648)	(780,826)
Other financial liabilities.
Financial instruments
Financial Assets (Liabilities)	(241,502)	(219,605)
Other financial liabilities. | Not measured at fair value
Financial instruments
Financial liabilities	(241,502)	(219,605)
Other financial liabilities. | Not measured at fair value | Other non-current debt
Financial instruments
Financial liabilities	(15)	(333)
Other financial liabilities. | Not measured at fair value | Other current liabilities
Financial instruments
Financial liabilities	(241,487)	(219,272)
Amortised cost
Financial instruments
Financial Assets (Liabilities)	1,606,981	3,310,950
Amortised cost | Not measured at fair value
Financial instruments
Financial assets	1,606,981	3,310,950
Amortised cost | Not measured at fair value | Non-current financial assets.
Financial instruments
Financial assets	582,175	358,161
Amortised cost | Not measured at fair value | Other current financial assets
Financial instruments
Financial assets	31,034	2,026,469
Amortised cost | Not measured at fair value | Trade and other receivables including advances [Member]
Financial instruments
Financial assets	445,793	270,827
Amortised cost | Not measured at fair value | Cash Cash Equivalents [Member]
Financial instruments
Financial assets	547,979	655,493
Financial assets at fair value through profit or loss
Financial instruments
Financial Assets (Liabilities)	(4,729)	(868)
Financial assets at fair value through profit or loss | Measured at fair value
Financial instruments
Financial assets	7	7
Financial liabilities		(875)
Financial liabilities, at fair value	(4,736)
Financial assets at fair value through profit or loss | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	7	7
Financial assets at fair value through profit or loss | Measured at fair value | Derivatives Instrument
Financial instruments
Financial liabilities	(4,736)	(875)
Financial assets at fair value through OCI
Financial instruments
Financial Assets (Liabilities)	247,609	218,464
Financial assets at fair value through OCI | Measured at fair value
Financial instruments
Financial assets	247,609	218,464
Financial assets at fair value through OCI | Measured at fair value | Non-current financial asset
Financial instruments
Financial assets	11,533	2,031
Financial assets at fair value through OCI | Measured at fair value | Trade receivables
Financial instruments
Financial assets	236,076	216,433
Hedges
Financial instruments
Financial Assets (Liabilities)	39,659	5,306
Hedges | Measured at fair value
Financial instruments
Financial assets	39,659	5,306
Hedges | Measured at fair value | Derivatives Instrument
Financial instruments
Financial assets	€ 39,659	€ 5,306